FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments And Fair Value Measurement [Abstract]
Disclosure of financial assets
Financial assets and liabilities by category

At December 31, 2017	Amortized cost	FVTPL	FVTOCI	Total
	$	$	$	$
Financial assets
Cash and cash equivalents (note 4)	—	459,864	—	459,864
Trade receivables (1) (note 5)	—	14,848	—	14,848
Marketable securities (note 6)	—	—	114,001	114,001
Other financial assets (note 8)	14,773	7,626	—	22,399
Total financial assets	14,773	482,338	114,001	611,112

Financial liabilities
Trade and other payables	45,759	10,009	—	55,768
Non-current portion of debt (note 14(a))	233,180	—	—	233,180
Total financial liabilities	278,939	10,009	—	288,948

At December 31, 2016	Amortized cost	FVTPL	FVTOCI	Total
	$	$	$	$
Financial assets
Cash and cash equivalents (note 4)	—	327,127	—	327,127
Trade receivables (1) (note 5)	—	35,590	—	35,590
Marketable securities (note 6)	—	—	148,944	148,944
Other financial assets (note 8)	7,152	6,964	—	14,116
Total financial assets	7,152	369,681	148,944	525,777

Financial liabilities
Trade and other payables	48,083	12,170	—	60,253
Non-current portion of debt (note 14(a))	220,054	—	—	220,054
Total financial liabilities	268,137	12,170	—	280,307

(1)	Certain trade receivables are classified as FVTPL due to the derivative identified through provisional pricing arrangements discussed in note 2(f).

Disclosure of financial liabilities
Financial assets and liabilities by category

At December 31, 2017	Amortized cost	FVTPL	FVTOCI	Total
	$	$	$	$
Financial assets
Cash and cash equivalents (note 4)	—	459,864	—	459,864
Trade receivables (1) (note 5)	—	14,848	—	14,848
Marketable securities (note 6)	—	—	114,001	114,001
Other financial assets (note 8)	14,773	7,626	—	22,399
Total financial assets	14,773	482,338	114,001	611,112

Financial liabilities
Trade and other payables	45,759	10,009	—	55,768
Non-current portion of debt (note 14(a))	233,180	—	—	233,180
Total financial liabilities	278,939	10,009	—	288,948

At December 31, 2016	Amortized cost	FVTPL	FVTOCI	Total
	$	$	$	$
Financial assets
Cash and cash equivalents (note 4)	—	327,127	—	327,127
Trade receivables (1) (note 5)	—	35,590	—	35,590
Marketable securities (note 6)	—	—	148,944	148,944
Other financial assets (note 8)	7,152	6,964	—	14,116
Total financial assets	7,152	369,681	148,944	525,777

Financial liabilities
Trade and other payables	48,083	12,170	—	60,253
Non-current portion of debt (note 14(a))	220,054	—	—	220,054
Total financial liabilities	268,137	12,170	—	280,307

(1)	Certain trade receivables are classified as FVTPL due to the derivative identified through provisional pricing arrangements discussed in note 2(f).

Disclosure of fair value of financial instruments
Fair value of financial instruments

	December 31, 2017		December 31, 2016
	Carrying value	Fair value	Carrying value	Fair value
	$	$	$	$
Trade and receivables	14,848	14,848	36,236	36,236
Marketable securities (note 6)	114,001	114,001	148,944	148,944
Other financial assets (note 8)	22,399	22,399	14,116	14,116
Non-current portion of debt (note 14(a)) (1)	(233,180)	(259,578)	(220,054)	(245,515)
	(81,932)	(108,330)	(20,758)	(46,219)

(1)The fair value of the Notes includes both the debt and equity components.

Disclosure of fair value hierarchy
Assets and liabilities that are held at fair value are categorized based on a valuation hierarchy which is determined by the valuation methodology utilized:

	Fair value at December 31, 2017
	Quoted prices in active market (1)	Significant other observable inputs (2)	Significant unobservable inputs (3)	Total
	$	$	$	$
Recurring measurements
Trade receivables	—	14,848	—	14,848
Marketable securities (note 6)	114,001	—	—	114,001
Other financial assets	—	—	6,338	6,338
Derivative assets	—	1,287	—	1,287
Accrued liabilities	—	(10,009)	—	(10,009)
	114,001	6,126	6,338	126,465

Non-recurring measurements
Deferred consideration	—	—	7,399	7,399
	—	—	7,399	7,399

Fair values disclosed
Convertible notes	(259,578)	—	—	(259,578)
	(259,578)	—	—	(259,578)

22.	FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Continued)

	Fair value at December 31, 2016
	Quoted prices in active market (1)	Significant other observable inputs (2)	Significant unobservable inputs (3)	Total
	$	$	$	$
Recurring measurements
Trade receivables	—	35,590	—	35,590
Marketable securities (note 6)	146,887	—	2,057	148,944
Other financial assets	—	—	6,964	6,964
Accrued liabilities	—	(12,170)	—	(12,170)
	146,887	23,420	9,021	179,328

Non-recurring measurement
Deferred consideration	—	—	7,152	7,152
	—	—	7,152	7,152

Fair values disclosed
Convertible notes	(245,515)	—	—	(245,515)
	(245,515)	—	—	(245,515)

(1) Marketable securities of publicly quoted companies, consisting of FVTOCI investments are valued using a market approach based upon unadjusted quoted prices in an active market obtained from securities exchanges. The fair value disclosed for our Notes is also included in Level 1, as the basis of valuation uses a quoted price in an active market.

(2) Trade receivables from provisional invoices are included in Level 2 as the basis of valuation uses quoted commodity forward prices. Accrued liabilities relating to DSUs, RSUs, and PSUs and derivative assets and liabilities are included in Level 2 as the basis of valuation uses quoted prices in active markets.

(3) Certain items of deferred consideration from the sale of exploration and evaluation assets (note 8) is included in Level 3, as certain assumptions used in the calculation of the fair value are not based on observable market data as detailed in note 2(r)(v). Marketable securities of a private company are included in Level 3 in 2016 as it had no observable market data. During the year ended December 31, 2017, we transferred $2,057,000 from Level 3 to Level 1 following the reverse take-over ("RTO") of Huayra Minerals Corporation ("HMC") the shares of a previously private company that we classified as Level 3 became publicly traded and the fair value is now based upon observable market data (note 8). There were no reclassifications during 2016.